Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Trade payables	¥ 212,348	¥ 133,705
Other payables	115,046	106,554
Total	¥ 327,394	¥ 240,259